Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Profit (loss) for the year	$ 45,160	$ (16,184)	$ 6,026
Adjustments for:
Depreciation and amortization	23,596	24,399	20,327
Expected credit loss recognized on accounts receivable	0	67	290
Share-based compensation expenses	763	457	408
Gain on disposal of property, plant and equipment, net	(244)	(90)	0
Gain on re-measurement of the pre-existing relationships in a business combination	0	0	(1,662)
Changes in fair value of financial assets at fair value through profit or loss	(472)	(3,746)	(2,036)
Interest income	(967)	(2,013)	(2,429)
Finance costs	1,705	2,325	1,232
Income tax expense	11,712	416	994
Share of losses of associates	638	477	1,095
Inventories write downs	11,919	25,447	17,724
Unrealized foreign currency exchange losses (gains)	(239)	121	294
cash flows from operating activities before changes in operating Capital	93,571	31,676	42,263
Changes in:
Accounts receivable	(78,297)	23,992	(794)
Inventories	24,772	(6,660)	(45,085)
Other current assets	(2,881)	35	(1,511)
Accounts payable	55,767	(36,180)	10,567
Accounts payable to related parties	1,568	0	0
Other payable to related parties	352	(1,577)	1,597
Net defined benefit liabilities	(15)	6	(128)
Contract liabilities	4,720	1,447	(149)
Other current liabilities	1,134	(581)	902
Other non-current liabilities	5,365	250	(458)
Cash generated from operating activities	106,056	12,408	7,204
Interest received	1,066	2,060	2,361
Interest paid	(1,811)	(2,372)	(877)
Income tax paid	(2,701)	(4,440)	(4,679)
Net cash provided by operating activities	102,610	7,656	4,009
Cash flows from investing activities:
Acquisitions of property, plant and equipment	(5,786)	(45,922)	(49,672)
Proceeds from disposal of property, plant and equipment	249	98	1
Acquisitions of intangible assets	(87)	(152)	(925)
Acquisitions of financial assets at amortized cost	(3,829)	(4,023)	(4,766)
Proceeds from disposal of financial assets at amortized cost	6,735	4,171	3,514
Acquisitions of financial assets at fair value through profit or loss	(19,743)	(50,487)	(26,277)
Proceeds from disposal of financial assets at fair value through profit or loss	12,068	50,648	48,764
Acquisition of business	0	(700)	(700)
Acquisition of a subsidiary, net of cash acquired	1,302	(400)	(3,301)
Proceeds from capital reduction of investment	32	47	55
Acquisitions of equity method investments	(792)	(129)	(2,093)
Decrease (increase) in refundable deposits	(13,992)	(2,821)	87
Releases (pledges) of restricted deposit	(8)	323	14
Cash paid for loan made to related party	0	(1,200)	(780)
Cash received from loan made to related party	0	2,780	0
Cash received in advance from disposal of land	1,486	0	0
Income tax paid for disposal of financial assets at fair value through profit or loss	0	0	(2,187)
Net cash used in investing activities	(22,365)	(47,767)	(38,266)
Cash flows from financing activities:
Payments of cash dividends	(4)	0	(17,210)
Proceeds from issuance of new shares by subsidiaries	884	0	11
Proceeds from short-term unsecured borrowings	208,137	244,224	40,000
Repayments of short-term unsecured borrowings	(265,355)	(207,006)	(20,000)
Proceeds from long-term unsecured borrowings	60,000	0	0
Repayments of long-term unsecured borrowings	(1,500)	0	0
Proceeds from short-term secured borrowings	278,000	158,000	91,000
Repayments of short-term secured borrowings	(338,000)	(158,000)	(74,000)
Release (pledge) of restricted deposit	60,000	0	(17,000)
Payment of lease liabilities	(2,608)	(1,957)	0
Proceeds from exercise of employee stock options	3,707	0	0
Net cash provided by financing activities	3,261	35,261	2,801
Effect of foreign currency exchange rate changes on cash and cash equivalents	377	(532)	(130)
Net increase (decrease) in cash and cash equivalents	83,883	(5,382)	(31,586)
Cash and cash equivalents at beginning of year	101,055	106,437	138,023
Cash and cash equivalents at end of year	$ 184,938	$ 101,055	$ 106,437